Goodwill and Other Intangibles - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Impairment of goodwill and other intangible assets	$ 0	$ 0
Amortization of Intangible Assets, Total	108,000,000	109,000,000	113,000,000
Amortization expense in 2015	105,000,000
Amortization expense in 2016	97,000,000
Amortization expense in 2017	94,000,000
Amortization expense in 2018	85,000,000
Amortization expense in 2019	$ 73,000,000
Construction Equipment Segment [Member]
Goodwill [Line Items]
Indefinite-lived intangible assets, excess of fair value over carrying value percentage	18.00%